Organization and Nature of Operations - Schedule of Company’s Major Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development
Zhejiang Nanomicro Technology Co., Ltd. (“Zhejiang Nanomicro”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development
Zhejiang NanoBlock Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2019
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Research and development
Zhejiang Ipollo Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 18, 2020
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Nano Labs HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Sep. 08, 2020
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
Nano Labs Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Dec. 22, 2020
Place of incorporation	BVI
Ownership percentage	100.00%
Principal activities	Investment
Ipollo Tech Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jun. 29, 2021
Place of incorporation	BVI
Ownership percentage	100.00%
Principal activities	Investment
Nano Technology HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 07, 2021
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
Ipollo HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 07, 2021
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Distribution of products
Zhejiang Metaverse Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 12, 2021
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Investment
Ipollo Tech Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 27, 2021
Place of incorporation	Cayman
Ownership percentage	100.00%
Principal activities	Investment
Haowei Technology (Shaoxing) Co., Ltd.[Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 03, 2021
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Investment
Shenzhen Matamata Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 17, 2021
Place of incorporation	Shenzhen, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Nano bit HK Limited (formerly Tsuki HK Limited) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 18, 2021
Place of incorporation	Hong Kong
Ownership percentage	100.00%
Principal activities	Investment
Nano Dstock Inc (formerly Tsuki Inc) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 07, 2022
Place of incorporation	United States
Ownership percentage	100.00%
Principal activities	Distribution of products
Metaski (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 13, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Haoweiverse (Shaoxing) Technology Co., Ltd. (“Haoweiverse”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 13, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	65.00%
Principal activities	Plant and distribution of products
Metameta (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 25, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Ipolloverse HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 18, 2022
Place of incorporation	Hong Kong
Ownership percentage	70.00%
Principal activities	Research and development
Metaverse (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 20, 2022
Place of incorporation	Shaoxing, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Ipolloverse Cayman Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 27, 2022
Place of incorporation	Cayman
Ownership percentage	70.00%
Principal activities	Investment
Ipolloverse Tech Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 30, 2022
Place of incorporation	BVI
Ownership percentage	70.00%
Principal activities	Investment
Hangzhou Meta Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 21, 2022
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Distribution of products
Zhejiang Boluoyuanzhua Technology Co., Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Mar. 14, 2023
Place of incorporation	Hangzhou, China
Ownership percentage	100.00%
Principal activities	Distribution of products